Condensed Balance Sheets (Parenthetical) - $ / shares	2 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation	5,625,000
Common Class A [Member]
Temporary equity shares outstanding	157,279,135	157,279,135
Temporary equity, redemption price per share	$ 10.00	$ 10.00
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	400,000,000	400,000,000
Common stock shares issued	15,220,865	15,220,865
Common stock shares outstanding	15,220,865	15,220,865
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	80,000,000	80,000,000
Common stock shares issued	43,125,000	43,125,000
Common stock shares outstanding	43,125,000	43,125,000
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation	5,625,000